Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) emissionCredit	Dec. 31, 2020 CAD ($) emissionCredit
Analysis of income and expenses [Line Items]
Additions to emission credits | emissionCredit	2,033,752	1,434,761
Purchased emission credits	$ 55	$ 38
Inventory, emission credits | emissionCredit	1,922,973	1,211,230
Inventory write-down	$ 65	$ 37
Increased depreciation from the accelerated closure	48
Write-downs	28	$ 0
OM&A
Analysis of income and expenses [Line Items]
Write-downs	$ 28